UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489
                                                     ---------

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                        283,518   $    35,343,138
--------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Bayerische Motoren Werke AG                           295,061        17,063,449
--------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                          4,363,100         6,201,161
--------------------------------------------------------------------------------
Honda Motor Co.                                       333,846        12,419,497
--------------------------------------------------------------------------------
Porsche AG, Preference                                  3,887         5,128,416
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    321,565        21,845,331
                                                                ----------------
                                                                     62,657,854
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                        322,960        14,991,803
--------------------------------------------------------------------------------
William Hill plc                                      751,622         9,320,733
                                                                ----------------
                                                                     24,312,536
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.0%
Daito Trust Construction Co. Ltd.                     295,287        14,314,225
--------------------------------------------------------------------------------
Groupe SEB SA                                         112,181        18,620,627
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV            212,310         7,763,692
--------------------------------------------------------------------------------
Sony Corp.                                            409,645        21,211,934
                                                                ----------------
                                                                     61,910,478
--------------------------------------------------------------------------------
MEDIA--4.3%
British Sky Broadcasting Group plc                    722,509         7,904,416
--------------------------------------------------------------------------------
Gestevision Telecinco SA                              122,918         3,417,552
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                      544,340        14,855,039
--------------------------------------------------------------------------------
Mediaset SpA                                        2,180,125        25,330,833
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                        250,513         3,818,213
--------------------------------------------------------------------------------
Societe Television Francaise 1                        166,956         5,627,358
--------------------------------------------------------------------------------
Vivendi SA                                            335,187        13,240,521
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                          825,300         1,919,953
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                  1,650,600        10,397,590
--------------------------------------------------------------------------------
Zee News Ltd. 1                                       746,236           664,913
                                                                ----------------
                                                                     87,176,388
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Next plc                                              470,248        18,860,535
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                           55,220         8,280,724
                                                                ----------------
                                                                     27,141,259
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Carphone Warehouse plc (The)                        2,462,330        14,281,654
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, B Shares                     377,885        19,671,421
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         367,440        21,298,243
                                                                ----------------
                                                                     55,251,318
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Burberry Group plc                                    103,229         1,274,800
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares           196,612        10,856,570
--------------------------------------------------------------------------------
Luxottica Group SpA                                   554,250        17,383,115
--------------------------------------------------------------------------------
Puma AG                                                42,029        14,939,244
--------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                           51,425        12,563,008
                                                                ----------------
                                                                     57,016,737


                    1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
--------------------------------------------------------------------------------
BEVERAGES--2.0%
Carlsberg AS, Cl. B                                   112,100   $    11,586,049
--------------------------------------------------------------------------------
Foster's Group Ltd.                                   652,896         3,251,105
--------------------------------------------------------------------------------
Heineken NV                                           169,995         8,379,845
--------------------------------------------------------------------------------
Pernod-Ricard SA                                       87,686        18,100,917
                                                                ----------------
                                                                     41,317,916
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
William Morrison Supermarkets plc                     998,639         5,825,541
--------------------------------------------------------------------------------
Woolworths Ltd.                                       378,229         8,105,759
                                                                ----------------
                                                                     13,931,300
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Barry Callebaut AG 1                                   18,512        12,758,517
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                 597,216         6,392,920
--------------------------------------------------------------------------------
Koninklijke Numico NV                                  91,249         4,704,578
--------------------------------------------------------------------------------
Nestle SA                                              21,172         7,886,518
                                                                ----------------
                                                                     31,742,533
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                            135,763        14,216,614
--------------------------------------------------------------------------------
ENERGY--4.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Technip SA                                            424,872        28,433,655
--------------------------------------------------------------------------------
OIL & GAS--2.7%
BG Group plc                                        1,158,427        15,745,124
--------------------------------------------------------------------------------
BP plc, ADR                                           198,495        12,235,232
--------------------------------------------------------------------------------
Total SA                                              285,044        19,157,404
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                         156,375         7,271,438
                                                                ----------------
                                                                     54,409,198
--------------------------------------------------------------------------------
FINANCIALS--16.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
3i Group plc                                          653,433        14,291,894
--------------------------------------------------------------------------------
Collins Stewart Tullett plc 1                       1,869,302         8,334,077
--------------------------------------------------------------------------------
Credit Suisse Group                                   117,700         8,160,199
--------------------------------------------------------------------------------
Mediobanca SpA                                        330,530         7,389,961
--------------------------------------------------------------------------------
MLP AG                                                198,430         4,720,598
--------------------------------------------------------------------------------
New CST plc 1                                       1,869,302        22,691,134
--------------------------------------------------------------------------------
UBS AG                                                264,865        15,635,544
                                                                ----------------
                                                                     81,223,407
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Anglo Irish Bank Corp.                              1,717,368        36,471,921
--------------------------------------------------------------------------------
Commerzbank AG                                        226,884         9,331,650
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        491,390        18,834,979
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                1,592,600        10,413,988
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                    2,260        27,690,112
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                654,939        25,843,546
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               102,223        17,174,063
--------------------------------------------------------------------------------
UniCredito Italiano SpA                               991,085         9,180,842


                    2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
UniCredito Italiano SpA                               533,395   $     4,898,713
                                                                ----------------
                                                                    159,839,814
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
Credit Saison Co. Ltd.                                406,100        13,375,475
--------------------------------------------------------------------------------
INSURANCE--1.7%
Allianz SE                                             64,450        13,876,631
--------------------------------------------------------------------------------
AMP Ltd.                                            1,073,219         8,718,002
--------------------------------------------------------------------------------
Prudential plc                                        611,510         8,089,329
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                              187,600         4,729,909
                                                                ----------------
                                                                     35,413,871
--------------------------------------------------------------------------------
REAL ESTATE--0.7%
Solidere, GDR                                          74,732         1,165,819
--------------------------------------------------------------------------------
Solidere, GDR 2                                       785,925        12,260,430
                                                                ----------------
                                                                     13,426,249
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Sumitomo Realty & Development Co. Ltd.                722,700        28,702,958
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development Finance Corp. Ltd.                263,200         8,960,095
--------------------------------------------------------------------------------
HEALTH CARE--12.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.3%
CSL Ltd.                                              182,300        11,153,163
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                          1,717,263         6,920,570
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,2                          1,015,438         4,092,215
--------------------------------------------------------------------------------
NeuroSearch AS 1                                      358,387        19,845,661
--------------------------------------------------------------------------------
NicOx SA 1                                          1,731,521        40,557,819
--------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                             47,200         4,449,732
                                                                ----------------
                                                                     87,019,160
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
Art Advanced Research Technologies, Inc. 1,3,4      1,901,125           893,997
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,2,4      1,721,500           809,529
--------------------------------------------------------------------------------
Essilor International SA                               90,423        10,319,561
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,4                               1,638,150         3,677,315
--------------------------------------------------------------------------------
Phonak Holding AG                                     216,512        16,378,738
--------------------------------------------------------------------------------
Straumann Holding AG                                   45,453        11,917,536
--------------------------------------------------------------------------------
Synthes, Inc.                                          72,509         9,078,498
--------------------------------------------------------------------------------
Terumo Corp.                                          281,480        10,768,553
--------------------------------------------------------------------------------
William Demant Holding AS 1                           531,905        43,418,075
                                                                ----------------
                                                                    107,261,802
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.1%
Astellas Pharma, Inc.                                 107,705         4,720,792
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                   140,881         3,956,943
--------------------------------------------------------------------------------
H. Lundbeck AS                                         96,195         2,565,608
--------------------------------------------------------------------------------
Novogen Ltd. 1,4                                    6,618,140        13,840,657
--------------------------------------------------------------------------------
Oxagen Ltd. 1,3                                       214,287            18,422
--------------------------------------------------------------------------------
Roche Holdings AG 5                                    51,344         9,158,341


                    3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA                                     144,507   $    12,288,622
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   344,200         6,656,684
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        156,250        10,741,280
                                                                ----------------
                                                                     63,947,349
--------------------------------------------------------------------------------
INDUSTRIALS--17.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Empresa Brasileira de Aeronautica SA                2,219,446        24,994,280
--------------------------------------------------------------------------------
AIRLINES--0.5%
easyJet plc 1                                         749,053         9,678,997
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
Capita Group plc                                    3,268,730        41,538,867
--------------------------------------------------------------------------------
Dignity plc                                           555,830         6,976,123
--------------------------------------------------------------------------------
Experian Group Ltd.                                   465,430         5,443,866
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                     445,524        15,682,898
--------------------------------------------------------------------------------
Randstad Holding NV                                    56,853         3,983,758
                                                                ----------------
                                                                     73,625,512
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Koninklijke Boskalis Westminster NV                   126,126        11,513,341
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                621,458        15,227,973
--------------------------------------------------------------------------------
Vinci SA                                               45,534         6,278,304
                                                                ----------------
                                                                     33,019,618
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.8%
ABB Ltd.                                            2,139,762        35,701,688
--------------------------------------------------------------------------------
Alstom 1                                              183,540        22,077,411
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                          1,708,500         8,355,754
--------------------------------------------------------------------------------
Ushio, Inc.                                           603,350        11,605,616
                                                                ----------------
                                                                     77,740,469
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                            154,319        16,195,512
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc 1                                           2,151,961         5,452,497
--------------------------------------------------------------------------------
MACHINERY--3.3%
Aalberts Industries NV                                391,730        37,739,121
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      93,109        16,014,338
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                298,929        13,734,918
                                                                ----------------
                                                                     67,488,377
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.9%
Bunzl plc                                           1,550,810        19,997,706
--------------------------------------------------------------------------------
Wolseley plc                                          746,060        18,662,764
                                                                ----------------
                                                                     38,660,470
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Nokia Oyj                                             327,225         7,140,699
--------------------------------------------------------------------------------
Tandberg ASA                                        1,693,805        30,311,866
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares          13,036,030        46,665,047
                                                                ----------------
                                                                     84,117,612


                    4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Benq Corp. 1                                       10,017,000   $     4,785,551
--------------------------------------------------------------------------------
Logitech International SA 1                           642,287        16,837,110
                                                                ----------------
                                                                     21,622,661
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.4%
Hoya Corp.                                            595,175        20,544,299
--------------------------------------------------------------------------------
Keyence Corp.                                          90,974        21,527,668
--------------------------------------------------------------------------------
Nidec Corp.                                           315,985        20,619,080
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                        251,650         6,129,081
--------------------------------------------------------------------------------
Omron Corp.                                           314,518         8,787,901
--------------------------------------------------------------------------------
Phoenix Mecano AG                                      23,911        11,675,771
                                                                ----------------
                                                                     89,283,800
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
United Internet AG                                    349,448         6,297,128
--------------------------------------------------------------------------------
Yahoo! Japan Corp.                                     84,470        32,065,928
                                                                ----------------
                                                                     38,363,056
--------------------------------------------------------------------------------
IT SERVICES--0.9%
Infosys Technologies Ltd.                             408,678        19,298,198
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                           359,860        19,460,949
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
ASM International NV 1                                398,795         9,172,285
--------------------------------------------------------------------------------
Samsung Electronics Co.                                 9,816         5,946,628
                                                                ----------------
                                                                     15,118,913
--------------------------------------------------------------------------------
SOFTWARE--3.1%
Autonomy Corp. plc 1                                1,419,914        17,235,418
--------------------------------------------------------------------------------
Business Objects SA 1                                 113,302         4,105,729
--------------------------------------------------------------------------------
Enix Corp.                                            190,620         4,893,884
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      71,525        19,187,618
--------------------------------------------------------------------------------
Sage Group plc (The)                                1,682,410         8,492,514
--------------------------------------------------------------------------------
SAP AG                                                191,517         8,807,156
                                                                ----------------
                                                                     62,722,319
--------------------------------------------------------------------------------
MATERIALS--4.4%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Filtrona plc                                        1,309,442         6,298,714
--------------------------------------------------------------------------------
Nufarm Ltd.                                           678,055         5,862,256
--------------------------------------------------------------------------------
Sika AG 1                                               6,221        10,388,332
--------------------------------------------------------------------------------
Syngenta AG 1                                          25,811         4,559,492
                                                                ----------------
                                                                     27,108,794
--------------------------------------------------------------------------------
METALS & MINING--3.1%
Companhia Vale do Rio Doce, Sponsored ADR             802,400        23,710,920
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                         909,720        25,920,100
--------------------------------------------------------------------------------
Rio Tinto plc                                         259,142        14,004,309
                                                                ----------------
                                                                     63,635,329
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
KDDI Corp.                                              1,632        12,776,488


                    5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Vodafone Group plc                                  4,250,885   $    11,778,382
                                                                ----------------
                                                                     24,554,870
--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                            204,480         5,644,667
                                                                ----------------
Total Common Stocks (Cost $1,244,883,061)                         2,011,818,004

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Cv.,
Series 1 1,4                                        3,124,013         1,469,055
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Cv.,
Series 2 1,4                                          976,420           459,158
--------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,3                              64,547           419,556
Cv., Series C 1,3                                     600,000         3,900,000
Cv., Series D 1,3                                     459,800         2,988,700
                                                                ----------------
Total Preferred Stocks (Cost $9,453,466)                              9,236,469

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts., Exp. 7/11/10 1
(Cost $0)                                             355,403           672,042

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.1%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25% 4,6 (Cost $41,893,815)                41,893,815        41,893,815
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $1,296,230,342)                        $ 2,063,620,330
--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.4% 7
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
Undivided interest of 1.52% in joint repurchase
agreement (Principal Amount/Value $500,000,000,
with a maturity value of $500,074,028) with
Nomura Securities, 5.33%, dated 2/28/07, to be
repurchased at $7,597,125 on 3/1/07,
collateralized by U.S. Agency Mortgages,
5.50%-6%, 1/1/36-6/1/36, with a value of
$510,000,000 (Cost $7,596,000)                   $  7,596,000         7,596,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,303,826,342)       101.5%    2,071,216,330
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (1.5)      (29,643,812)

                                                 -------------------------------
NET ASSETS                                              100.0%  $ 2,041,572,518
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,162,174 or 0.84% of the Fund's net assets as of February 28, 2007.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2007 was $15,141,245, which represents 0.74% of the Fund's net assets, of which $15,141,245 is considered restricted. See accompanying Notes.


                    6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES          GROSS          GROSS              SHARES
                                                 NOVEMBER 30, 2006      ADDITIONS     REDUCTIONS   FEBRUARY 28, 2007
---------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                 1,901,125             --             --           1,901,125
Art Advanced Research Technologies, Inc.                 1,721,500             --             --           1,721,500
Art Advanced Research Technologies, Inc., Cv.,
Series 1                                                 3,124,013             --             --           3,124,013
Art Advanced Research Technologies, Inc., Cv.,
Series 2                                                   976,420             --             --             976,420
Novogen Ltd.                                             6,618,140             --             --           6,618,140
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%                                            10,652,417    148,113,805    116,872,407          41,893,815
Ortivus AB, Cl. B                                        1,638,150             --             --           1,638,150

                                                                                                            DIVIDEND
                                                                                           VALUE              INCOME
---------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                                            $    893,997   $              --
Art Advanced Research Technologies, Inc.                                                 809,529                  --
Art Advanced Research Technologies, Inc., Cv.,
Series 2                                                                                 459,158                  --
Art Advanced Research Technologies, Inc.,
Preference                                                                             1,469,055                  --
Novogen Ltd.                                                                          13,840,657                  --
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%                                                                          41,893,815             266,640
Ortivus AB, Cl. B                                                                      3,677,315                  --
                                                                                    --------------------------------
                                                                                    $ 63,043,526   $         266,640
                                                                                    ================================

5. Partial or fully-loaned security. See accompanying Notes.

6. Rate shown is the 7-day yield as of February 28, 2007.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                           VALUE              PERCENT
-------------------------------------------------------------------------
Japan                              $    374,194,259                18.1%
United Kingdom                          343,538,345                16.6
France                                  238,479,329                11.5
Switzerland                             198,005,594                 9.6
Germany                                 131,702,922                 6.4
United States                            83,474,701                 4.0
The Netherlands                          83,256,620                 4.0
Denmark                                  77,415,393                 3.7
Australia                                74,707,037                 3.6
Italy                                    70,384,625                 3.4
Sweden                                   70,013,783                 3.4
India                                    60,075,728                 2.9
Brazil                                   48,705,200                 2.4
Spain                                    40,398,693                 1.9
Ireland                                  36,471,921                 1.8
Norway                                   30,311,866                 1.5
South Africa                             25,920,100                 1.2
Korea, Republic of South                 21,960,966                 1.1
Mexico                                   14,855,039                 0.7


                    7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lebanon                                  13,426,249                 0.6
Finland                                  12,785,366                 0.6
Bermuda                                   7,271,438                 0.3
Jersey, Channel Islands                   5,443,866                 0.3
Taiwan                                    4,785,551                 0.2
Canada                                    3,631,739                 0.2
                                   -------------------------------------
Total                              $  2,071,216,330               100.0%
                                   =====================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of February 28, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                   EXPIRATION  CONTRACT AMOUNT        VALUATION AS OF      UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                    DATES           (000S)      FEBRUARY 28, 2007    APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)                                3/2/07            6,325 AUD  $       4,983,562  $           --  $     28,951
Euro (EUR)                                             3/1/07            1,975 EUR          2,613,526           1,474            --
Japanese Yen (JPY)                                     3/1/07        1,981,590 JPY         16,734,989         309,034            --
Swiss Franc (CHF)                               3/1/07-3/2/07            7,334 CHF          6,017,768          12,697         4,256
                                                                                                       ----------------------------
                                                                                                              323,205        33,207
                                                                                                       ----------------------------
CONTRACTS TO SELL
British Pound Sterling
(GBP)                                           3/1/07-3/2/07            2,568 GBP          5,044,684           2,610            54
Euro (EUR)                                             3/1/07              859 EUR          1,136,821              --         4,189
Japanese Yen (JPY)                                     3/1/07          430,129 JPY          3,632,540              --        64,929
                                                                                                       ----------------------------
                                                                                                                2,610        69,172
                                                                                                       ----------------------------
Total unrealized appreciation and depreciation                                                         $      325,815  $    102,379
                                                                                                       ============================

ILLIQUID OR RESTRICTED SECURITIES

As of February 28, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            UNREALIZED
                                        ACQUISITION                   VALUATION AS OF     APPRECIATION
SECURITY                                      DATES          COST   FEBRUARY 28, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                          6/19/01   $ 7,500,000   $         893,997   $   (6,606,003)

Ceres Group, Inc., $4.00 Cv.,
Series C-1                           2/6/01-3/21/06       258,188             419,556          161,368
Ceres Group, Inc., Cv., Series C             1/6/99     2,400,000           3,900,000        1,500,000
Ceres Group, Inc., Cv., Series D     3/15/01-3/9/06     2,758,800           2,988,700          229,900
Marshall Edwards, Inc.              5/6/02-11/20/03     6,869,052           6,920,570           51,518
Oxagen Ltd.                                12/20/00     2,210,700              18,422       (2,192,278)
                                                      -------------------------------------------------
                                                      $21,996,740   $      15,141,245   $   (6,855,495)
                                                      =================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2007, the Fund had on loan securities valued at $7,120,859, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $7,596,000 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $   1,313,563,600
                                        ==================

Gross unrealized appreciation           $     787,448,656
Gross unrealized depreciation                 (29,801,459)
                                        ------------------
Net unrealized appreciation             $     757,647,197
                                        ==================


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the
           registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date:  April 10, 2007

By:   /s/Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007